Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2012
(Wanger USA) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Wanger USA) | Lipper Variable Underlying Funds Small-Cap Growth Index (reflects no deductions for taxes)
Average Annual Return:
1 Year	(3.55%)
5 Years	1.70%
10 Years	4.95%
(Wanger USA) | Wanger USA
Average Annual Return:
1 Year	(3.49%)
5 Years	1.48%
10 Years	6.18%
(Wanger International) | S&P Global Ex - U.S. Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(16.94%)
5 Years	(0.58%)
10 Years	11.10%
(Wanger International) | Lipper Variable Underlying Funds International Growth Index (reflects no deductions for taxes)
Average Annual Return:
1 Year	(13.10%)
5 Years	(3.45%)
10 Years	4.18%
(Wanger International) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Wanger International) | Wanger International
Average Annual Return:
1 Year	(14.62%)
5 Years	0.21%
10 Years	10.91%
(Wanger Select) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Wanger Select) | Lipper Variable Underlying Funds Mid-Cap Growth Index (reflects no deductions for taxes)
Average Annual Return:
1 Year	(4.69%)
5 Years	3.00%
10 Years	4.58%
(Wanger Select) | S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.73%)
5 Years	3.32%
10 Years	7.04%
(Wanger Select) | Wanger Select
Average Annual Return:
1 Year	(17.68%)
5 Years	(0.71%)
10 Years	6.28%
(Wanger International Select) | Lipper Variable Underlying Funds International Growth Index (reflects no deductions for taxes)
Average Annual Return:
1 Year	(13.10%)
5 Years	(3.45%)
10 Years	4.18%
(Wanger International Select) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Wanger International Select) | S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(14.01%)
5 Years	(3.06%)
10 Years	8.41%
(Wanger International Select) | Wanger International Select
Average Annual Return:
1 Year	(10.11%)
5 Years	(0.23%)
10 Years	8.82%